SCHEDULE OF RESTATEMENT OF PRIOR FINANCIAL STATEMENTS (Details) - USD ($)	12 Months Ended			15 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Other gains, losses and expenses, net	$ 5,218,331	$ (65,849,864)	$ (1,699,067)
Loss before tax		(132,728,891)
Loss from continuing operations	(75,819,128)	(132,250,813)	(57,278,276)	$ (75,819,128)	$ (132,250,813)	$ (57,278,276)
Loss for the year	$ (75,819,128)	$ (127,294,405)	$ (58,135,830)	$ (75,819,128)	$ (127,294,405)	$ (58,135,830)
Basic loss per share for loss from continuing operations attributable to the ordinary equity holders of the Company	$ (1.87)	$ (5.03)	$ (3.80)	$ (1.87)	$ (5.03)	$ (3.80)
Basic loss per share for loss for the year attributable to the ordinary equity holders of the Company	$ (1.87)	$ (4.84)	$ (3.86)	$ (1.87)	$ (4.84)	$ (3.86)
Total comprehensive loss for the year	$ (75,976,436)	$ (127,390,494)	$ (58,112,927)
Loss before tax from continuing operations		(132,728,891)
Loss including discontinued operations		(127,772,483)
Transaction expense		45,413,018
Share-based payment reserve		64,957,905			$ 64,957,905
Accumulated losses	$ (263,900,341)	(186,397,263)		$ (263,900,341)	(186,397,263)
Previously stated [member]
IfrsStatementLineItems [Line Items]
Other gains, losses and expenses, net		(64,432,715)
Loss before tax		(131,311,742)
Loss from continuing operations		(130,833,664)
Loss for the year		$ (125,877,256)
Basic loss per share for loss from continuing operations attributable to the ordinary equity holders of the Company		$ (4.97)
Basic loss per share for loss for the year attributable to the ordinary equity holders of the Company		$ (4.78)
Total comprehensive loss for the year		$ (125,973,345)
Loss before tax from continuing operations		(131,311,742)
Loss including discontinued operations		(126,355,334)
Transaction expense		43,995,869
Share-based payment reserve		63,540,756			63,540,756
Accumulated losses		(184,980,114)			(184,980,114)
Increase (decrease) due to changes in accounting policy [member]
IfrsStatementLineItems [Line Items]
Other gains, losses and expenses, net		(1,417,149)
Loss before tax		(1,417,149)
Loss from continuing operations		(1,417,149)
Loss for the year		$ (1,417,149)
Basic loss per share for loss from continuing operations attributable to the ordinary equity holders of the Company		$ (0.06)
Basic loss per share for loss for the year attributable to the ordinary equity holders of the Company		$ (0.06)
Total comprehensive loss for the year		$ (1,417,149)
Loss before tax from continuing operations		(1,417,149)
Loss including discontinued operations		(1,417,149)
Transaction expense		1,417,149
Share-based payment reserve		1,417,149			1,417,149
Accumulated losses		$ (1,417,149)			$ (1,417,149)